WARRANTS (Details) - $ / shares	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Aug. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Exercise price of warrants	$ 11.50		$ 11.50
Warrants exercisable term from the completion of business combination	30 days		30 days
Written notice to registered holders	10 days		10 days
Period of time registration statement become effective (in days)	180 days		180 days
Redemption of warrant	$ 0.01		$ 0.01
Warrant redemption condition minimum share price	$ 16.00		$ 16.00
Threshold trading days for redemption of public warrants	10 days		10 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days	30 days
Private Warrants
Warrants outstanding	4,627,858		4,627,858	0
Number of shares issuable per warrant	1		1
Sale of Private Placement Warrants (in shares)	4,627,858		4,627,858
Public Warrants
Warrants outstanding	9,847,500		9,487,500	0
Number of Shares Issued per Warrant			1
Number of shares issuable per warrant	1